Schedule of Weighted Average Assumptions (Details)	6 Months Ended
Jun. 30, 2026 $ / shares
Software Licensing And Support Arrangement
Volatility	75.00%
Risk-free interest rate	4.15%
Dividend yield	0.00%
Weighted average expected term (years)	7 years
Stock price at grant date	$ 20.97